UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2014

1.837325.108

VIGC-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.4%
Daimler Finance North America LLC:
1.45% 8/1/16 (d)	$ 2,724,000	$ 2,742,839
2.875% 3/10/21 (d)	8,000,000	8,042,488
General Motors Co. 6.25% 10/2/43	599,000	700,830
General Motors Financial Co., Inc.:
3% 9/25/17	1,195,000	1,216,630
3.25% 5/15/18	895,000	899,475
3.5% 7/10/19	600,000	604,498
4.25% 5/15/23	895,000	898,356
4.375% 9/25/21	3,415,000	3,491,838
		18,596,954
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	424,984
4.25% 6/15/23	2,932,000	3,075,560
		3,500,544
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,193,378
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,180,046
6.45% 3/15/37	1,410,000	1,802,038
COX Communications, Inc. 3.25% 12/15/22 (d)	1,609,000	1,563,222
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,400,040
Discovery Communications LLC:
3.25% 4/1/23	604,000	586,309
6.35% 6/1/40	2,421,000	2,908,614
NBCUniversal, Inc.:
5.15% 4/30/20	3,234,000	3,672,692
6.4% 4/30/40	3,340,000	4,301,736
News America Holdings, Inc. 7.75% 12/1/45	3,169,000	4,528,251
News America, Inc.:
6.15% 3/1/37	2,331,000	2,772,885
6.15% 2/15/41	1,822,000	2,161,776
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,371,707
3.85% 9/29/24	3,379,000	3,354,276
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,756,530
5.85% 5/1/17	1,239,000	1,373,398
6.75% 7/1/18	4,425,000	5,145,903
8.25% 4/1/19	7,716,000	9,586,220
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,049,663
6.5% 11/15/36	2,337,000	2,811,883

	Principal Amount	Value
Viacom, Inc.:
2.5% 9/1/18	$ 546,000	$ 552,963
3.5% 4/1/17	1,312,000	1,376,632
		74,450,162
TOTAL CONSUMER DISCRETIONARY		96,547,660
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (d)	2,178,000	2,163,980
2.75% 4/1/23 (d)	2,276,000	2,170,209
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,034,000	3,093,205
		7,427,394
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.25% 12/5/18	3,097,000	3,108,821
4% 12/5/23	3,097,000	3,225,829
		6,334,650
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,544,931
3.2% 1/25/23	1,308,000	1,254,804
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,603,993
		6,403,728
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,828,240
4% 1/31/24	2,394,000	2,443,625
4.25% 8/9/42	2,952,000	2,676,865
4.75% 5/5/21	4,000,000	4,358,352
5.375% 1/31/44	4,099,000	4,367,292
9.7% 11/10/18	2,242,000	2,888,649
Philip Morris International, Inc. 5.65% 5/16/18	2,751,000	3,111,747
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,146,447
4.75% 11/1/42	3,437,000	3,268,601
6.15% 9/15/43	1,680,000	1,921,807
7.25% 6/15/37	2,962,000	3,721,741
		33,733,366
TOTAL CONSUMER STAPLES		53,899,138
ENERGY - 5.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,973,185
5.35% 3/15/20 (d)	3,724,000	4,104,623
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 3,902,000	$ 4,028,768
5% 10/1/21	1,517,000	1,632,498
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,651,750
		16,390,824
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,773,977
BP Capital Markets PLC:
3.814% 2/10/24	3,957,000	4,006,581
4.5% 10/1/20	1,811,000	1,978,454
4.742% 3/11/21	3,000,000	3,310,494
Canadian Natural Resources Ltd. 3.8% 4/15/24	6,783,000	6,872,861
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,450,594
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	2,030,678
2.7% 4/1/19	397,000	398,056
3.875% 3/15/23	1,228,000	1,229,810
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,861,272
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,672,630
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,253,000	1,240,156
3.9% 5/15/24 (d)	1,322,000	1,315,234
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,643,668
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,328,017
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,432,674
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,682,653
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	2,040,780
Petro-Canada 6.05% 5/15/18	1,480,000	1,687,922
Petrobras Global Finance BV:
3% 1/15/19	446,000	434,408
3.25% 3/17/17	8,149,000	8,246,544
4.375% 5/20/23	7,020,000	6,577,951
4.875% 3/17/20	8,417,000	8,528,146
5.625% 5/20/43	6,681,000	5,917,789
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,696,882
5.375% 1/27/21	14,294,000	14,448,661
5.75% 1/20/20	6,461,000	6,798,329
7.875% 3/15/19	4,277,000	4,903,923
Petroleos Mexicanos:
3.125% 1/23/19 (d)	642,000	658,050
3.5% 7/18/18	5,440,000	5,641,280

	Principal Amount	Value
3.5% 1/30/23	$ 3,410,000	$ 3,266,780
4.875% 1/24/22	3,398,000	3,610,375
4.875% 1/18/24	1,456,000	1,527,344
4.875% 1/18/24 (d)	3,083,000	3,234,067
5.5% 1/21/21	3,601,000	3,962,901
5.5% 6/27/44	7,799,000	7,956,540
6% 3/5/20	1,625,000	1,848,438
6.375% 1/23/45 (d)	4,048,000	4,577,478
6.5% 6/2/41	7,675,000	8,877,673
8% 5/3/19	2,537,000	3,081,187
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,003,276
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,815,436
6.125% 1/15/17	1,250,000	1,379,226
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,766,910
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	689,250
2.95% 9/25/18	733,000	754,164
4.6% 6/15/21	873,000	948,047
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,332,753
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,141,393
4.55% 6/24/24	11,007,000	10,891,977
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	664,685
Western Gas Partners LP 5.375% 6/1/21	4,325,000	4,818,188
Williams Partners LP 4.3% 3/4/24	3,059,000	3,120,911
		208,077,473
TOTAL ENERGY		224,468,297
FINANCIALS - 18.0%
Banks - 6.9%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	5,277,000	5,295,206
6.5% 6/10/19 (d)	1,340,000	1,505,825
Bank of America Corp.:
2.6% 1/15/19	5,065,000	5,056,136
3.3% 1/11/23	12,978,000	12,660,986
3.875% 3/22/17	10,557,000	11,114,895
4.1% 7/24/23	4,166,000	4,254,190
4.2% 8/26/24	4,984,000	4,934,414
5.75% 12/1/17	12,290,000	13,676,177
5.875% 1/5/21	1,785,000	2,047,754
6.5% 8/1/16	3,000,000	3,274,122
Bank of America NA 5.3% 3/15/17	3,403,000	3,687,086
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 2.5% 2/20/19	$ 2,600,000	$ 2,603,939
Capital One NA 2.95% 7/23/21	5,645,000	5,552,529
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,383,728
2.5% 7/29/19	8,325,000	8,252,647
3.375% 3/1/23	2,800,000	2,757,734
3.953% 6/15/16	3,838,000	4,030,748
4.05% 7/30/22	1,800,000	1,823,539
4.75% 5/19/15	4,790,000	4,916,748
5.3% 5/6/44	8,263,000	8,585,728
5.5% 9/13/25	1,663,000	1,813,826
6.125% 5/15/18	1,159,000	1,312,486
Credit Suisse AG 6% 2/15/18	6,486,000	7,273,725
Discover Bank:
4.2% 8/8/23	2,849,000	2,950,268
7% 4/15/20	2,309,000	2,732,318
8.7% 11/18/19	1,503,000	1,876,844
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,273,624
8.25% 3/1/38	4,319,000	6,349,155
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,941,474
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,231,764
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,708,189
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,202,862
JPMorgan Chase & Co.:
1.625% 5/15/18	8,510,000	8,392,400
2% 8/15/17	5,000,000	5,041,600
3.15% 7/5/16	4,200,000	4,346,517
3.25% 9/23/22	5,719,000	5,630,350
3.875% 9/10/24	10,554,000	10,328,524
4.25% 10/15/20	1,915,000	2,041,513
4.35% 8/15/21	6,268,000	6,701,351
4.5% 1/24/22	6,648,000	7,124,456
4.625% 5/10/21	1,884,000	2,048,641
4.95% 3/25/20	1,503,000	1,660,979
6.3% 4/23/19	3,920,000	4,547,843
KeyBank NA:
5.45% 3/3/16	1,618,000	1,720,190
6.95% 2/1/28	800,000	1,023,283
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,846,284
5% 1/17/17	4,952,000	5,302,488
Regions Bank:
6.45% 6/26/37	7,720,000	9,069,456
7.5% 5/15/18	13,237,000	15,435,163
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,444,664
5.75% 6/15/15	814,000	839,932

	Principal Amount	Value
7.75% 11/10/14	$ 2,367,000	$ 2,384,026
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	8,300,000	8,157,472
6% 12/19/23	5,383,000	5,644,657
6.1% 6/10/23	5,485,000	5,792,994
6.125% 12/15/22	8,239,000	8,722,506
Wells Fargo & Co.:
1.25% 7/20/16	14,500,000	14,583,317
3.676% 6/15/16	1,714,000	1,791,828
		292,703,100
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,593,000	1,635,810
BlackRock, Inc. 3.5% 3/18/24	9,600,000	9,681,504
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,431,164
2.625% 1/31/19	16,652,000	16,612,501
2.9% 7/19/18	6,251,000	6,404,062
5.25% 7/27/21	1,125,000	1,247,437
5.625% 1/15/17	3,000,000	3,258,222
5.95% 1/18/18	755,000	845,343
6.15% 4/1/18	5,954,000	6,714,546
Lazard Group LLC:
4.25% 11/14/20	2,080,000	2,175,048
6.85% 6/15/17	3,970,000	4,473,352
Morgan Stanley:
2.125% 4/25/18	4,257,000	4,257,268
2.375% 7/23/19	9,005,000	8,860,587
3.75% 2/25/23	6,489,000	6,482,245
4.875% 11/1/22	7,751,000	8,185,296
5% 11/24/25	1,047,000	1,095,301
5.45% 1/9/17	4,980,000	5,409,525
5.75% 1/25/21	3,512,000	3,991,100
6.625% 4/1/18	10,165,000	11,643,011
		116,403,322
Consumer Finance - 1.4%
Discover Financial Services 3.85% 11/21/22	5,040,000	5,066,374
Ford Motor Credit Co. LLC:
1.5% 1/17/17	2,686,000	2,681,705
1.7% 5/9/16	6,586,000	6,640,967
2.875% 10/1/18	4,500,000	4,596,219
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,450,608
2.95% 5/9/16	774,000	801,020
3.5% 6/29/15	799,000	818,000
4.625% 1/7/21	3,972,000	4,378,502
4.65% 10/17/21	1,610,000	1,773,751
5.625% 5/1/18	9,700,000	10,968,003
Hyundai Capital America:
1.45% 2/6/17 (d)	5,241,000	5,236,750
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (d)	$ 1,373,000	$ 1,382,379
1.875% 8/9/16 (d)	1,083,000	1,096,362
2.125% 10/2/17 (d)	1,518,000	1,536,503
2.875% 8/9/18 (d)	1,921,000	1,968,124
Synchrony Financial:
1.875% 8/15/17	994,000	995,443
3% 8/15/19	1,459,000	1,463,319
3.75% 8/15/21	2,203,000	2,223,217
4.25% 8/15/24	2,218,000	2,218,920
		59,296,166
Diversified Financial Services - 0.3%
Five Corners Funding Trust 4.419% 11/15/23 (d)	4,110,000	4,302,985
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,259,000	4,266,398
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,123,170
5.15% 3/15/20	1,545,000	1,721,283
		11,413,836
Insurance - 2.2%
AIA Group Ltd. 2.25% 3/11/19 (d)	913,000	904,993
American International Group, Inc.:
2.3% 7/16/19	1,969,000	1,955,002
4.875% 6/1/22	1,252,000	1,376,982
5.6% 10/18/16	3,756,000	4,088,804
Aon Corp.:
3.125% 5/27/16	3,681,000	3,805,219
3.5% 9/30/15	1,538,000	1,580,604
5% 9/30/20	1,402,000	1,556,920
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	423,780
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,644,000	5,180,846
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,471,521
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,509,087
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	1,135,000	1,254,722
MetLife, Inc.:
2.463% 12/15/17 (b)	886,000	888,705
3.048% 12/15/22	3,731,000	3,675,815
4.368% 9/15/23	3,574,000	3,821,646
4.75% 2/8/21	1,477,000	1,632,140
6.75% 6/1/16	3,234,000	3,548,002
Metropolitan Life Global Funding I 3% 1/10/23 (d)	2,636,000	2,586,746

	Principal Amount	Value
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	$ 2,297,000	$ 3,558,356
Pacific LifeCorp:
5.125% 1/30/43 (d)	5,252,000	5,469,349
6% 2/10/20 (d)	4,627,000	5,270,315
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	604,160
4.5% 11/16/21	2,157,000	2,343,621
6.2% 11/15/40	1,297,000	1,586,890
7.375% 6/15/19	1,250,000	1,522,638
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	6,758,314
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	5,347,000	5,449,251
Unum Group:
4% 3/15/24	5,930,000	6,016,649
5.625% 9/15/20	2,889,000	3,288,274
5.75% 8/15/42	5,234,000	5,989,654
		93,119,005
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	871,162
4.6% 4/1/22	1,200,000	1,260,023
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,167,465
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,946,111
4.2% 12/15/23	4,000,000	4,212,208
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,811,670
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,545,068
4.25% 1/15/24	3,408,000	3,560,324
DDR Corp.:
4.625% 7/15/22	2,855,000	3,017,755
4.75% 4/15/18	3,691,000	3,982,452
7.5% 4/1/17	1,944,000	2,211,238
9.625% 3/15/16	1,253,000	1,406,485
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,083,338
3.875% 10/15/22	3,512,000	3,552,325
4.375% 6/15/22	2,340,000	2,442,911
5.5% 3/1/16	1,270,000	1,346,239
5.95% 2/15/17	928,000	1,018,487
6.5% 1/15/18	2,445,000	2,774,251
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,456,429
5.375% 10/15/15	455,000	475,330
6% 9/15/17	2,405,000	2,659,653
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,215,537
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc. 3.75% 2/1/16	$ 2,272,000	$ 2,358,990
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,746,565
4.7% 9/15/17	568,000	617,002
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,182,167
6.25% 6/15/17	3,000,000	3,268,146
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,446,009
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	1,371,000	1,347,940
4.95% 4/1/24 (d)	1,354,000	1,377,695
Retail Opportunity Investments Partnership LP 5% 12/15/23	737,000	784,889
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,573,424
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	916,189
Weingarten Realty Investors 3.375% 10/15/22	812,000	804,713
		71,440,190
Real Estate Management & Development - 2.7%
BioMed Realty LP:
2.625% 5/1/19	1,847,000	1,835,303
3.85% 4/15/16	3,700,000	3,856,369
4.25% 7/15/22	1,842,000	1,883,209
6.125% 4/15/20	1,392,000	1,595,768
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,269,582
4.1% 10/1/24	4,251,000	4,201,344
4.55% 10/1/29	4,251,000	4,180,863
4.95% 4/15/18	3,196,000	3,445,384
5.7% 5/1/17	5,000,000	5,449,130
6% 4/1/16	1,005,000	1,071,947
7.5% 5/15/15	523,000	543,683
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,865,359
5.25% 3/15/21	1,953,000	2,121,265
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,666,478
4.625% 12/15/21	5,595,000	6,104,962
4.75% 7/15/20	2,827,000	3,123,699
5.375% 8/1/16	1,066,000	1,150,919
5.75% 6/15/17	5,343,000	5,942,939
Essex Portfolio LP 5.5% 3/15/17	670,000	734,184
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,137,246
4.125% 6/15/22	2,007,000	2,080,063
4.4% 2/15/24	4,876,000	5,098,034
4.75% 10/1/20	4,185,000	4,508,003

	Principal Amount	Value
5.5% 12/15/16	$ 2,290,000	$ 2,483,315
6.625% 10/1/17	2,673,000	3,024,058
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,032,668
3.15% 5/15/23	4,988,000	4,509,860
4.5% 4/18/22	1,218,000	1,222,860
Mid-America Apartments LP:
4.3% 10/15/23	831,000	860,914
5.5% 10/1/15	6,290,000	6,574,113
Post Apartment Homes LP 3.375% 12/1/22	790,000	769,084
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,642,123
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,522,298
5.875% 6/15/17	2,430,000	2,693,074
Tanger Properties LP:
3.875% 12/1/23	1,792,000	1,810,970
6.125% 6/1/20	4,876,000	5,633,301
Ventas Realty LP 1.55% 9/26/16	2,853,000	2,872,389
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,696,790
4% 4/30/19	1,357,000	1,443,639
		115,657,189
TOTAL FINANCIALS		760,032,808
HEALTH CARE - 1.1%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	4,146,000	4,124,495
2.2% 5/22/19	4,398,000	4,352,327
		8,476,822
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	2,118,000	2,026,231
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,228,926
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,903,077
UnitedHealth Group, Inc.:
2.75% 2/15/23	708,000	684,550
2.875% 3/15/23	5,473,000	5,344,472
WellPoint, Inc. 3.3% 1/15/23	1,974,000	1,952,172
		18,139,428
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,125,618
2.4% 2/1/19	712,000	713,245
4.15% 2/1/24	1,093,000	1,131,964
		2,970,827
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	$ 4,266,000	$ 4,251,798
2.9% 11/6/22	4,376,000	4,185,071
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,344,727
Perrigo Co. PLC:
1.3% 11/8/16 (d)	1,103,000	1,103,923
2.3% 11/8/18 (d)	1,180,000	1,172,351
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,415,805
Zoetis, Inc.:
1.875% 2/1/18	676,000	671,260
3.25% 2/1/23	1,649,000	1,613,065
		15,758,000
TOTAL HEALTH CARE		45,345,077
INDUSTRIALS - 0.7%
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	646,865	685,677
6.795% 2/2/20	767,211	806,531
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,433,864	2,789,695
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	754,654	813,139
8.36% 1/20/19	2,957,034	3,260,130
		8,355,172
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	7,911,020
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,138,838
3.875% 4/1/21	4,057,000	4,097,570
4.25% 9/15/24	3,565,000	3,507,069
4.75% 3/1/20	3,519,000	3,730,140
		13,473,617
TOTAL INDUSTRIALS		29,739,809
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,391,025
Tyco Electronics Group SA 2.375% 12/17/18	832,000	834,078
		2,225,103

	Principal Amount	Value
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	$ 3,587,000	$ 3,769,955
4.25% 11/15/20	1,931,000	2,066,819
		5,836,774
Metals & Mining - 0.6%
Alcoa, Inc. 5.125% 10/1/24	2,956,000	2,960,670
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	3,750,000	3,842,723
4.25% 7/17/42 (d)	876,000	787,544
5.625% 10/18/43 (d)	4,583,000	5,025,681
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,191,781
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,845,986
6.25% 1/23/17	3,115,000	3,431,733
		24,086,118
TOTAL MATERIALS		29,922,892
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.3% 1/15/38	364,000	430,644
CenturyLink, Inc.:
5.15% 6/15/17	330,000	345,675
6% 4/1/17	825,000	887,288
6.15% 9/15/19	2,305,000	2,466,350
Embarq Corp.:
7.082% 6/1/16	2,793,000	3,041,624
7.995% 6/1/36	1,808,000	1,954,267
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,452,212
4.5% 9/15/20	11,000,000	11,903,474
5.012% 8/21/54 (d)	16,339,000	16,416,561
6.25% 4/1/37	1,380,000	1,669,792
6.4% 9/15/33	4,059,000	4,938,955
6.55% 9/15/43	16,284,000	20,345,099
		70,851,941
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	5,411,000	5,526,633
3.125% 7/16/22	2,875,000	2,791,855
		8,318,488
TOTAL TELECOMMUNICATION SERVICES		79,170,429
UTILITIES - 3.7%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	3,819,000	4,284,647
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 1,748,000	$ 1,747,383
2.95% 12/15/22	1,655,000	1,615,477
American Transmission Systems, Inc. 5% 9/1/44 (d)	1,565,000	1,577,723
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,411,425
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,664,000	3,077,762
6.4% 9/15/20 (d)	6,054,000	7,079,590
Edison International 3.75% 9/15/17	2,401,000	2,541,941
FirstEnergy Corp.:
2.75% 3/15/18	5,494,000	5,516,361
4.25% 3/15/23	9,088,000	9,027,819
7.375% 11/15/31	4,145,000	4,900,161
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	8,025,740
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,703,063
3.75% 11/15/20	525,000	545,562
Monongahela Power Co. 4.1% 4/15/24 (d)	1,477,000	1,560,056
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,673,511
Northeast Utilities:
1.45% 5/1/18	1,125,000	1,107,286
2.8% 5/1/23	5,110,000	4,922,560
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,455,928
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,251,180
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,578,721
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,390,141
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,664,272
5.625% 1/15/16	2,000,000	2,122,008
		81,780,317
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,237,085
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,292,646
2.5331% 9/30/66 (g)	13,401,000	12,387,147
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	5,903,000	5,855,770
2% 11/15/18	4,545,000	4,508,840

	Principal Amount	Value
National Grid PLC 6.3% 8/1/16	$ 4,181,000	$ 4,581,130
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,741,178
5.25% 2/15/43	4,094,000	4,412,092
5.45% 9/15/20	4,156,000	4,681,451
5.8% 2/1/42	2,085,000	2,413,471
5.95% 6/15/41	3,834,000	4,478,150
6.4% 3/15/18	3,266,000	3,728,289
PG&E Corp. 2.4% 3/1/19	600,000	600,822
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,589,700
6.5% 12/15/20	1,534,000	1,815,544
Sempra Energy:
2.3% 4/1/17	4,185,000	4,271,726
2.875% 10/1/22	1,723,000	1,680,897
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,475,910
		72,514,763
TOTAL UTILITIES		155,532,165
TOTAL NONCONVERTIBLE BONDS (Cost $1,408,970,833)		1,476,883,378
U.S. Treasury Obligations - 32.0%

U.S. Treasury Bonds:
3.125% 8/15/44	60,820,000	59,850,651
3.375% 5/15/44	35,480,000	36,633,100
3.625% 8/15/43	68,501,000	74,045,334
3.625% 2/15/44	27,358,000	29,568,007
U.S. Treasury Notes:
0.5% 7/31/17	5,745,000	5,658,825
0.75% 2/28/18	98,100,000	96,252,973
0.875% 4/30/17	695,000	694,294
0.875% 5/15/17	60,000,000	59,925,000
0.875% 1/31/18	63,538,000	62,704,064
1% 9/15/17 (c)	244,120,000	243,757,723
1% 5/31/18	69,810,000	68,779,186
1.25% 10/31/18	231,238,000	228,365,562
1.375% 7/31/18	115,163,000	114,731,139
1.5% 12/31/18	57,607,000	57,332,445
1.625% 6/30/19	4,957,000	4,932,215
1.625% 7/31/19	36,000,000	35,786,232
1.625% 8/31/19 (c)	35,000,000	34,770,330
1.875% 10/31/17 (f)	20,552,000	21,003,178
2.25% 3/31/21	100,079,000	100,681,075
2.375% 8/15/24	14,340,000	14,178,675
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,342,678,397)		1,349,650,008
U.S. Government Agency - Mortgage Securities - 21.2%
	Principal Amount	Value
Fannie Mae - 12.3%
1.688% 5/1/34 (g)	$ 905,030	$ 936,343
1.752% 9/1/33 (g)	453,712	472,993
1.93% 10/1/33 (g)	27,629	28,869
1.94% 7/1/35 (g)	23,326	24,419
2.05% 3/1/35 (g)	5,786	5,962
2.053% 6/1/36 (g)	84,339	90,393
2.059% 10/1/33 (g)	569,587	602,396
2.105% 7/1/34 (g)	41,372	43,929
2.293% 11/1/36 (g)	952,687	1,017,316
2.333% 3/1/35 (g)	37,350	39,740
2.36% 8/1/36 (g)	1,437,197	1,540,488
2.362% 7/1/35 (g)	67,215	71,580
2.393% 7/1/37 (g)	126,793	135,906
2.412% 2/1/36 (g)	642,526	686,602
2.421% 10/1/33 (g)	56,779	60,519
2.439% 5/1/36 (g)	299,808	321,357
2.483% 9/1/36 (g)	843,445	904,067
2.5% 1/1/43	7,140,965	6,776,106
2.542% 6/1/42 (g)	636,624	655,555
2.57% 12/1/35 (g)	339,040	362,789
2.579% 5/1/35 (g)	154,041	165,112
2.949% 11/1/40 (g)	390,444	408,737
2.982% 9/1/41 (g)	438,907	458,904
3% 10/1/42 to 3/1/44	110,234,229	108,973,572
3.083% 10/1/41 (g)	218,293	227,884
3.231% 7/1/41 (g)	706,904	742,906
3.333% 10/1/41 (g)	359,343	374,275
3.5% 1/1/34 to 7/1/44	93,991,459	96,088,777
3.5% 10/1/44 (e)	4,300,000	4,395,189
3.5% 10/1/44 (e)	3,800,000	3,884,120
3.5% 10/1/44 (e)	23,400,000	23,918,003
3.5% 10/1/44 (e)	10,400,000	10,630,224
3.557% 7/1/41 (g)	725,420	766,426
4% 9/1/26 to 1/1/44	83,450,678	88,288,744
4% 10/1/44 (e)	2,000,000	2,107,877
4% 10/1/44 (e)	1,100,000	1,159,332
4% 10/1/44 (e)	7,800,000	8,220,721
4% 10/1/44 (e)	7,800,000	8,220,721
4% 10/1/44 (e)	4,900,000	5,164,299
4% 10/1/44 (e)	7,300,000	7,693,752
4.5% 5/1/25 to 1/1/43	52,697,906	57,074,803
4.5% 10/1/44 (e)	700,000	755,318
5% 9/1/20 to 10/1/41	7,090,265	7,791,385
5.5% 11/1/17 to 6/1/40	41,019,654	45,853,858

	Principal Amount	Value
6% 1/1/23 to 1/1/42	$ 11,741,214	$ 13,262,069
6.5% 12/1/14 to 8/1/36	4,745,507	5,323,818
7% 3/1/15 to 8/1/32	930,257	1,068,850
7.5% 7/1/16 to 11/1/31	843,149	990,592
8% 1/1/30 to 5/1/30	37,171	44,805
8.5% 3/1/25 to 6/1/25	585	699
TOTAL FANNIE MAE		518,833,101
Freddie Mac - 4.5%
2% 3/1/36 (g)	146,219	154,622
2.03% 4/1/35 (g)	685,389	720,457
2.373% 1/1/35 (g)	104,449	111,245
2.785% 11/1/35 (g)	272,802	292,409
2.822% 3/1/33 (g)	7,455	7,991
3% 8/1/42 to 3/1/43	21,536,105	21,350,191
3.136% 10/1/35 (g)	107,496	115,231
3.236% 4/1/41 (g)	426,478	447,410
3.237% 9/1/41 (g)	435,429	456,700
3.294% 6/1/41 (g)	538,953	565,242
3.471% 5/1/41 (g)	499,782	527,188
3.5% 1/1/42 to 8/1/44	74,974,385	76,514,631
3.625% 6/1/41 (g)	732,323	772,549
3.697% 5/1/41 (g)	606,825	638,632
4% 6/1/24 to 11/1/43	30,080,474	31,786,107
4.5% 7/1/25 to 3/1/44	33,456,738	36,258,771
5% 1/1/35 to 9/1/40	14,182,021	15,695,584
5.5% 1/1/38	274,599	306,945
6% 4/1/32 to 8/1/37	1,991,643	2,245,903
7.5% 5/1/17 to 11/1/31	83,358	98,001
8% 7/1/17 to 5/1/27	4,939	5,804
8.5% 3/1/20 to 1/1/28	77,932	92,019
TOTAL FREDDIE MAC		189,163,632
Ginnie Mae - 4.4%
3% 6/20/42 to 8/20/44	7,258,643	7,320,835
3% 10/1/44 (e)	1,400,000	1,409,393
3.5% 1/15/41 to 1/20/44	33,483,938	34,682,304
3.5% 10/1/44 (e)	6,400,000	6,617,176
3.5% 10/1/44 (e)	3,200,000	3,308,588
3.5% 10/1/44 (e)	2,800,000	2,895,015
4% 2/15/40 to 12/15/41	28,890,167	30,818,164
4% 10/1/44 (e)	9,500,000	10,077,729
4% 10/1/44 (e)	900,000	954,732
4% 10/1/44 (e)	1,300,000	1,379,058
4.5% 5/15/39 to 4/15/41	35,916,996	39,186,616
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5% 3/15/39 to 6/20/41	$ 29,441,883	$ 32,779,407
5.5% 6/15/35	1,475,445	1,656,062
6% 3/15/29 to 6/15/36	10,428,383	11,860,982
6.5% 10/15/34 to 11/15/35	241,434	277,046
7% 1/15/28 to 7/15/32	1,849,310	2,164,558
7.5% 4/15/22 to 10/15/28	450,115	523,976
8% 2/15/17 to 9/15/30	33,291	39,076
8.5% 12/15/16 to 3/15/30	6,220	6,929
TOTAL GINNIE MAE		187,957,646
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $887,487,839)		895,954,379
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (g)	234,160	205,831
Airspeed Ltd. Series 2007-1A Class C1, 2.6536% 6/15/32 (d)(g)	2,271,783	1,363,070
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,139,887
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (g)	19,618	18,082
Series 2004-R2 Class M3, 0.98% 4/25/34 (g)	31,593	20,636
Series 2005-R2 Class M1, 0.6045% 4/25/35 (g)	157,937	157,647
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (g)	16,878	16,197
Series 2004-W11 Class M2, 1.2045% 11/25/34 (g)	198,000	191,850
Series 2004-W7 Class M1, 0.98% 5/25/34 (g)	209,000	205,018
Series 2006-W4 Class A2C, 0.3145% 5/25/36 (g)	419,932	161,568
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9795% 4/25/34 (g)	657,933	608,570
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	4,260,000	4,281,182
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2945% 12/25/36 (g)	635,000	458,484

	Principal Amount	Value
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (d)	$ 338,610	$ 339,394
Series 2013-2A Class A, 1.75% 11/15/17 (d)	2,110,336	2,117,760
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4045% 3/25/32 (MGIC Investment Corp. Insured) (g)	11,075	9,716
Series 2004-3 Class M4, 1.6095% 4/25/34 (g)	27,546	19,465
Series 2004-4 Class M2, 0.9495% 6/25/34 (g)	64,533	60,751
Series 2004-7 Class AF5, 5.868% 1/25/35	1,426,606	1,462,714
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (g)	13,702	12,769
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.33% 8/25/34 (g)	102,000	90,491
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9795% 3/25/34 (g)	3,614	3,190
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,248,205
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8895% 1/25/35 (g)	334,000	277,359
Class M4, 1.1745% 1/25/35 (g)	122,221	69,559
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (d)(g)	538,443	460,847
GE Business Loan Trust Series 2003-1 Class A, 0.5836% 4/15/31 (d)(g)	18,155	17,551
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	138,597	6,042
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4445% 8/25/33 (g)	178,610	173,494
Series 2003-5 Class A2, 0.8545% 12/25/33 (g)	11,595	10,964
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3445% 1/25/37 (g)	436,000	265,921
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (g)	273,956	271,209
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5636% 12/27/29 (g)	79,055	78,644
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4545% 5/25/37 (g)	146,765	1,711
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1295% 7/25/34 (g)	$ 25,589	$ 23,702
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (g)	203,795	184,311
Series 2006-OPT1 Class A1A, 0.6745% 6/25/35 (g)	342,789	328,534
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8345% 8/25/34 (g)	20,187	18,867
Series 2004-NC8 Class M6, 2.0295% 9/25/34 (g)	73,046	61,972
Series 2005-NC1 Class M1, 0.8145% 1/25/35 (g)	137,062	131,042
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6645% 9/25/35 (g)	503,000	440,389
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0295% 9/25/34 (g)	188,000	168,483
Class M4, 2.3295% 9/25/34 (g)	241,000	145,082
Series 2005-WCH1 Class M4, 0.9845% 1/25/36 (g)	520,000	461,391
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9545% 4/25/33 (g)	1,796	1,706
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,362,514
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (g)	328,095	300,426
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (g)	297,450	285,904
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8795% 9/25/34 (g)	16,762	13,688
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0145% 9/25/34 (g)	10,148	9,221
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (d)(g)	630,180	636,190
TOTAL ASSET-BACKED SECURITIES (Cost $31,554,290)		31,399,200
Collateralized Mortgage Obligations - 0.3%
	Principal Amount	Value
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7145% 1/25/35 (g)	$ 463,930	$ 461,806
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3535% 12/20/54 (d)(g)	2,117,000	2,095,830
Series 2006-2 Class C1, 1.0935% 12/20/54 (g)	1,885,000	1,842,965
Series 2006-3 Class C2, 1.1535% 12/20/54 (g)	396,000	391,565
Series 2006-4:
Class C1, 0.9135% 12/20/54 (g)	647,000	625,649
Class M1, 0.4935% 12/20/54 (g)	279,000	271,607
Series 2007-1:
Class 1C1, 0.7535% 12/20/54 (g)	654,000	625,224
Class 1M1, 0.4535% 12/20/54 (g)	425,000	413,525
Class 2C1, 1.0135% 12/20/54 (g)	298,000	291,146
Class 2M1, 0.6535% 12/20/54 (g)	546,000	534,425
Series 2007-2 Class 2C1, 1.0136% 12/17/54 (g)	757,000	739,740
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (g)	151,584	155,169
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3645% 5/25/47 (g)	174,477	158,757
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3245% 2/25/37 (g)	269,632	244,422
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4445% 7/25/35 (g)	463,610	442,260
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5035% 6/10/35 (d)(g)	89,081	82,009
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	9,317	8,997
TOTAL PRIVATE SPONSOR		9,385,096
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	596,669	649,390
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1999-57 Class PH, 6.5% 12/25/29	$ 509,633	$ 583,711
Series 2002-9 Class PC, 6% 3/25/17	34,807	36,384
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	8,178	8,202
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	924,622	971,964
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.27% 6/16/37 (g)(i)	62,364	119,735
TOTAL U.S. GOVERNMENT AGENCY		2,369,386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,230,078)		11,754,482
Commercial Mortgage Securities - 6.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9019% 5/10/45 (g)	457,094	463,206
Series 2006-3 Class A4, 5.889% 7/10/44	3,623,895	3,860,837
Series 2006-5 Class A2, 5.317% 9/10/47	3,591,416	3,597,787
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	9,983,144	10,674,736
Series 2007-3 Class A3, 5.7646% 6/10/49 (g)	4,383,855	4,395,827
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	8,034,714	8,603,910
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.5445% 1/25/36 (d)(g)	492,602	427,778
Class M1, 0.6045% 1/25/36 (d)(g)	103,069	61,027
Class M2, 0.6245% 1/25/36 (d)(g)	31,093	17,689
Class M3, 0.6545% 1/25/36 (d)(g)	45,201	24,461
Series 2007-1 Class A2, 0.4245% 3/25/37 (d)(g)	140,388	115,047
Series 2007-2A:
Class A1, 0.4245% 7/25/37 (d)(g)	148,554	129,409

	Principal Amount	Value
Class A2, 0.4745% 7/25/37 (d)(g)	$ 139,046	$ 99,600
Class M2, 0.5645% 7/25/37 (d)(g)	77,248	9,904
Class M3, 0.6445% 7/25/37 (d)(g)	77,248	5,477
Class M4, 0.8045% 7/25/37 (d)(g)	2,348	2
Series 2007-3:
Class A2, 0.4445% 7/25/37 (d)(g)	198,631	143,407
Class M1, 0.4645% 7/25/37 (d)(g)	81,372	52,572
Class M2, 0.4945% 7/25/37 (d)(g)	85,545	49,050
Class M3, 0.5245% 7/25/37 (d)(g)	186,947	70,128
Class M4, 0.6545% 7/25/37 (d)(g)	295,443	86,855
Class M5, 0.7545% 7/25/37 (d)(g)	105,426	16,363
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class H, 0.7036% 3/15/22 (d)(g)	42,103	42,162
Class J, 0.8536% 3/15/22 (d)(g)	147,000	144,928
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (d)(g)	155,865	150,046
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	764,275	769,484
Class A4, 5.322% 12/11/49	16,150,000	17,252,754
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0036% 4/15/17 (d)(g)	44,103	44,165
sequential payer Series 2006-C7 Class A1A, 5.9339% 6/10/46 (g)	8,456,321	8,971,886
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	10,599	10,513
Series 2007-C3 Class A4, 5.8923% 6/15/39 (g)	2,378,421	2,565,353
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	2,987,072
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(g)(h)	9,726	0
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4736% 2/15/22 (d)(g)	$ 19,095	$ 19,093
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,341,000	5,725,600
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,090,000	2,251,287
Series 2006-GG7 Class A4, 6.0135% 7/10/38 (g)	4,878,469	5,177,621
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (g)	920,000	985,142
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	890,000	900,858
Class DFX, 4.4065% 11/5/30 (d)	8,320,000	8,482,615
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4336% 11/15/18 (d)(g)	37,475	37,095
Class F, 0.4836% 11/15/18 (d)(g)	88,352	85,906
Class G, 0.5136% 11/15/18 (d)(g)	76,973	72,929
Class H, 0.6536% 11/15/18 (d)(g)	58,914	55,322
Series 2014-BXH:
Class C, 1.8036% 4/15/27 (d)(g)	1,359,000	1,359,313
Class D, 2.4036% 4/15/27 (d)(g)	2,897,000	2,895,294
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	5,698,650	6,087,702
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,810,000	2,994,836
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	9,743,968	10,377,375
Series 2007-CB18 Class A4, 5.44% 6/12/47	841,199	906,109
Series 2007-CB19 Class A4, 5.8915% 2/12/49 (g)	4,967,639	5,406,070
Series 2007-LD11 Class A4, 5.9846% 6/15/49 (g)	6,664,597	7,219,805
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,124,289	5,520,909

	Principal Amount	Value
Series 2006-LDP7 Class A4, 6.0597% 4/15/45 (g)	$ 8,035,000	$ 8,522,491
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,185,871	16,712,796
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	531,492	21,926
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.09% 7/15/44 (g)	3,733,000	4,084,432
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,387,131	13,351,606
Series 2007-C2 Class A3, 5.43% 2/15/40	953,719	1,032,806
Series 2007-C7 Class A3, 5.866% 9/15/45	4,481,556	4,958,819
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0088% 6/12/50 (g)	10,916,000	11,976,653
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	490,000	521,327
Series 2007-5 Class A4, 5.378% 8/12/48	2,444,745	2,613,574
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,200,860
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,028,253
Series 2007-7 Class B, 5.9351% 6/12/50 (g)	770,000	32,656
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.354% 7/15/19 (d)(g)	113,478	102,130
Series 2007-XLFA:
Class D, 0.344% 10/15/20 (d)(g)	235,000	233,735
Class E, 0.404% 10/15/20 (d)(g)	294,000	291,686
Class F, 0.454% 10/15/20 (d)(g)	176,000	173,735
Class G, 0.494% 10/15/20 (d)(g)	218,000	213,014
Class H, 0.584% 10/15/20 (d)(g)	137,000	127,017
Class J, 0.734% 10/15/20 (d)(g)	79,407	65,680
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	832,270	833,977
Series 2007-HQ12 Class A2, 5.773% 4/12/49 (g)	2,102,326	2,130,785
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14 Class B, 5.9061% 4/15/49 (g)	$ 2,175,000	$ 447,854
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	4,065,063	5,278,891
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5136% 9/15/21 (d)(g)	279,067	273,011
Class J, 0.7536% 9/15/21 (d)(g)	139,000	133,204
Series 2007-WHL8 Class F, 0.6336% 6/15/20 (d)(g)	1,046,000	1,004,516
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,730,291	3,987,122
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,353,867	3,600,111
Series 2007-C30 Class A5, 5.342% 12/15/43	13,901,000	14,960,551
Series 2007-C31 Class A4, 5.509% 4/15/47	6,652,000	7,111,008
Series 2007-C32 Class A3, 5.9332% 6/15/49 (g)	10,240,000	11,100,594
Series 2007-C33 Class A4, 6.14% 2/15/51 (g)	5,731,199	6,177,894
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,156,253
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	4,616,852	4,935,433
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	8,184,905	8,756,719
Series 2007-C31 Class C, 5.8613% 4/15/47 (g)	2,455,000	2,366,691
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $283,382,057)		283,924,126
Municipal Securities - 2.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,200,000	1,222,512
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,130,478
6.65% 3/1/22	4,360,000	5,383,728
7.3% 10/1/39	6,270,000	8,763,266
7.5% 4/1/34	5,055,000	7,211,867
7.6% 11/1/40	10,310,000	15,245,294
7.625% 3/1/40	1,675,000	2,442,385

	Principal Amount	Value
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	$ 880,000	$ 941,644
Series 2010 C1, 7.781% 1/1/35	4,760,000	5,688,438
Series 2012 B, 5.432% 1/1/42	1,205,000	1,101,756
6.314% 1/1/44	5,300,000	5,407,643
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	445,000	464,050
5.1% 6/1/33	20,780,000	20,178,419
Series 2010, 4.421% 1/1/15	2,850,000	2,875,565
Series 2010-1, 6.63% 2/1/35	3,720,000	4,068,787
Series 2010-3:
5.547% 4/1/19	120,000	130,744
6.725% 4/1/35	5,545,000	6,051,868
7.35% 7/1/35	2,580,000	2,961,298
Series 2011:
4.961% 3/1/16	365,000	383,524
5.365% 3/1/17	140,000	150,788
5.665% 3/1/18	3,680,000	4,046,933
5.877% 3/1/19	9,665,000	10,710,270
Series 2013:
2.69% 12/1/17	1,225,000	1,234,053
3.14% 12/1/18	1,270,000	1,277,341
TOTAL MUNICIPAL SECURITIES (Cost $105,022,831)		109,072,651
Foreign Government and Government Agency Obligations - 0.7%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	4,235,000	4,334,523
5.75% 9/26/23 (d)	3,877,000	4,139,861
Brazilian Federative Republic:
4.25% 1/7/25	4,015,000	3,974,850
5.625% 1/7/41	4,104,000	4,237,380
United Mexican States:
4% 10/2/23	9,396,000	9,710,766
4.75% 3/8/44	4,170,000	4,138,725
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $29,947,466)		30,536,105
Bank Notes - 0.2%

Discover Bank (Delaware) 3.2% 8/9/21	6,249,000	6,180,686
Fifth Third Bank 4.75% 2/1/15	487,000	494,052
TOTAL BANK NOTES (Cost $6,721,655)		6,674,738
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $160,425,065)	160,425,065	$ 160,425,065
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 9/30/14 due 10/1/14 (Collateralized by U.S. Government Obligations) # (j) (Cost $30,878,000)	$ 30,878,009	30,878,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $4,296,298,511)		4,387,152,132
NET OTHER ASSETS (LIABILITIES) (k) - (3.9)%		(164,889,162)
NET ASSETS - 100%		$ 4,222,262,970
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 10/1/44	$ (9,500,000)	$ (10,012,417)
4% 10/1/44	(6,200,000)	(6,534,419)
4.5% 10/1/44	(6,900,000)	(7,445,275)
TOTAL TBA SALE COMMITMENTS (Proceeds $24,008,594)		$ (23,992,111)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 46,610	$ (45,425)	$ 0	$ (45,425)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	80,969	(78,912)	0	(78,912)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	78,601	(73,571)	0	(73,571)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	62,686	(11,406)	0	(11,406)
TOTAL CREDIT DEFAULT SWAPS						$ (209,314)	$ 0	$ (209,314)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,176,754 or 4.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,514,534.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Includes investment made with cash collateral received from securities on loan.
(k) Includes cash collateral of $205,284,000 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,878,000 due 10/01/14 at 0.01%
Commerz Markets LLC	$ 30,878,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 208,036
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,476,883,378	$ -	$ 1,476,883,378	$ -
U.S. Government and Government Agency Obligations	1,349,650,008	-	1,349,650,008	-
U.S. Government Agency - Mortgage Securities	895,954,379	-	895,954,379	-
Asset-Backed Securities	31,399,200	-	31,399,200	-
Collateralized Mortgage Obligations	11,754,482	-	11,672,473	82,009
Commercial Mortgage Securities	283,924,126	-	283,734,390	189,736
Municipal Securities	109,072,651	-	109,072,651	-
Foreign Government and Government Agency Obligations	30,536,105	-	30,536,105	-
Bank Notes	6,674,738	-	6,674,738	-
Money Market Funds	160,425,065	160,425,065	-	-
Cash Equivalents	30,878,000	-	30,878,000	-
Total Investments in Securities:	$ 4,387,152,132	$ 160,425,065	$ 4,226,455,322	$ 271,745
Derivative Instruments:
Liabilities
Swaps	$ (209,314)	$ -	$ (209,314)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (23,992,111)	$ -	$ (23,992,111)	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $4,292,654,630. Net unrealized appreciation aggregated $94,497,502, of which $123,529,172 related to appreciated investment securities and $29,031,670 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014